Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (6,098,951)	$ (6,256,068)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	480,694	651,750
Stock-based compensation	709,394	790,755
Fair value of warrants issued in exchange for services	0	108,100
Induced conversion expense	168,356	0
Debt extinguishment loss	376,086	0
Amortization of debt issuance costs	66,367	39,923
Non-cash operating lease expense	8,246	4,603
Loss on disposal of assets	124	0
Changes in operating assets and liabilities:
Accounts receivable	(1,290)	7,753
Inventory	98,594	553,999
Prepaid expenses and other current assets	(116,103)	(10,576)
Other assets	10,000	0
Accounts payable	876,074	338,554
Accrued expenses and other current liabilities	645,840	178,868
Deferred revenue	347,619	(693,436)
Other liabilities	(205,701)	424,040
Net cash used in operating activities	(2,651,143)	(3,861,735)
Cash flows from investing activities:
Purchases of property and equipment	(13,040)	(22,600)
Net cash used in investing activities	(13,040)	(22,600)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants, net of issuance costs	1,017,850	915,000
Proceeds from long-term debt, net of issuance costs	800,000	348,760
Payments on long-term debt	(129,057)	(127,756)
Proceeds from related party notes payable	705,000	1,643,725
Cash paid to lender for debt modification	(20,000)	0
Net cash provided by financing activities	2,373,793	2,779,729
Net decrease in cash and restricted cash and cash equivalents	(290,390)	(1,104,606)
Cash and restricted cash and cash equivalents, beginning of year	475,076	1,579,682
Cash and restricted cash and cash equivalents, end of year	184,686	475,076
Supplemental disclosure of cash flow information:
Cash paid for income taxes	0	1,600
Cash paid for interest	3,004	4,305
Supplemental disclosures of noncash investing and financing activities:
Fair value of warrants issued with debt	0	5,066
Purchase of property and equipment included in accounts payable	12,955	0
Equity financing issuance costs included in accrued expenses	0	8,700
Related party convertible notes payable including accrued interest exchanged for common stock	233,644	0
Transfer of inventory to property and equipment	262,116	0
Debt discount included in accounts payable	59,069	0
Transfer of accrued interest to current maturities of long-term debt	635,855	0
GIGCAPITAL5, INC [Member]
Cash flows from operating activities:
Net loss	(4,024,591)	(2,774,307)
Adjustment to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability and related party note	(14,953)	(384,108)
Interest earned on cash and marketable securities held in Trust Account	(1,526,860)	(1,630,398)
Amortization on debt discount on note payable to related party	219,686	17,914
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	78,500	567,733
Accounts payable	572,551	166,964
Other long-term assets	0	165,230
Payable to related parties	829,314	708,704
Accrued legal fees	1,342,963	1,931,891
Accrued liabilities	588,145	(117,411)
Other current liabilities	(8,859)	86,238
Net cash used in operating activities	(1,944,104)	(1,261,550)
Cash flows from investing activities:
Investment of cash in Trust Account, net	(920,000)	(640,000)
Cash withdrawn from Trust Account	20,839,611	192,881,509
Net cash used in investing activities	19,919,611	192,241,509
Cash flows from financing activities:
Proceeds from related party notes payable	986,360	640,000
Borrowings from related parties at fair value	1,240,000	260,000
Redemption of Public Units	(20,277,625)	(192,138,312)
Payment of offering costs	0	(85,000)
Net cash provided by financing activities	(18,051,265)	(191,323,312)
Net decrease in cash and restricted cash and cash equivalents	(75,758)	(343,353)
Cash and restricted cash and cash equivalents, beginning of year	78,196	421,549
Cash and restricted cash and cash equivalents, end of year	2,438	78,196
Supplemental disclosure of cash flow information:
Cash paid for income taxes	427,977	400,377
Supplemental disclosures of noncash investing and financing activities:
Change in value of common stock subject to possible redemption	1,893,733	1,440,963
Excise tax liability accrued for stock redemptions	202,341	0
Waiver of deferred underwriting fees	6,440,000	0
Debt discount on note payable to related party	$ 245,253	$ 54,034